CONSOLIDATED STATEMENTS OF CASH FLOWS UNAUDITED (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ (106,109)	$ 211,923	$ 140,473
Loss from discontinued operations	120,573	22,772	(9,172)
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation	46,096	47,919	46,385
Amortization	104,450	89,763	89,762
Write-off of debt issuance costs	6,636	0	0
Debt redemption tender offer premium	(7,591)	0	0
Goodwill impairment charge	22,884	0	0
Benfit plan termination costs	25,187	0	0
Loss on debt extinguishment	25,552	0	0
Deferred tax provision	22,952	90,658	56,041
Changes in assets and liabilities, net of effects from acquisition and divestiture of businesses:
Accounts receivable and unbilled receivables, net of provison for doubtful accounts	198,338	135,320	43,327
Inventories	(34,676)	84,469	3,887
Current and noncurrent assets	38,966	(14,891)	71,912
Accounts payable	(44,638)	(74,414)	(47,713)
Accrued employee compensation	21,451	(6,436)	22,028
Deferred revenue	525	(206)	(581)
Current and noncurrent liabilities	(71,693)	(106,162)	17,240
Net cash flows from operating activities of continuing operations	368,903	480,715	433,589
Net cash flows from operating activities of discontinued operations	(288)	3,079	4,608
Net cash flows from operating activities	368,615	483,794	438,197
Cash flows from investing activities:
Acquisition of businesses, net of cash received	(111,812)	(92,889)	(225,710)
Capital expenditures	(23,517)	(29,231)	(57,041)
Transfer of cash to trusts for employee health and severance costs, net of payments out of the trust	11,082	(10,547)	847
Disbursements for loans and investments	(3,425)	(6,800)	0
Other	2,166	(3,179)	683
Net cash flows used in investing activities of continuing operations	(125,506)	(142,646)	(281,221)
Net cash flows used in investing activities of discontinued operations	(546)	(2,191)	(4,072)
Net cash flows used in investing activities	(126,052)	(144,837)	(285,293)
Cash flows from financing activities:
Borrowings on line of credit facilities	0	0	396,000
Payments on line of credit facilities, term A loan and notes payable	(125,000)	(275,000)	(485,081)
Proceeds from long-term borrowings and obligations	975,000	0	0
Payments on long-term borrowings and obligations	(726,533)	(1,592)	(2,833)
Fees paid for financing activities	(33,249)	0	0
Increase (Decrease) in cash overdraft balance	18,221	(637)	(5,449)
Payments for Omnicare common stock repurchases (Note 2)	(100,942)		(100,165)
Proceeds (payments) for stock awards and exercise of stock options, net of stock tendered in payment	(13,989)	9,666	(1,390)
Excess tax benefits from stock-based compensation	679	2,367	963
Dividends paid	(12,839)	(10,733)	(10,751)
Net cash flows used in financing activities of continuing operations	(18,652)	(275,929)	(208,706)
Net cash flows used in financing activities of discontinued operations	0	(479)	(360)
Net cash flows used in financing activities	(18,652)	(276,408)	(209,066)
Effect of exchange rate changes on cash	(5,968)	(1,099)	(3,196)
Net increase (decrease) in cash and cash equivalents	217,943	61,450	(59,358)
Less increase (decrease) in cash and cash equivalents of discontinued operations	(834)	409	176
Increase (decrease) in cash and cash equivalents of continuing operations	218,777	61,041	(59,534)
Cash and cash equivalents at beginning of period	275,707	214,666	274,200
Cash and cash equivalents at end of period	$ 494,484	$ 275,707	$ 214,666